President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Intermediate Income Fund, a portfolio of Federated Income Securities Trust. The Report covers the six-month period ending October 31, 1998. It begins with a review of the bond market by the fund's portfolio manager, which is followed by a complete list of fund holdings and its financial statements. On behalf of income-oriented investors, the fund invests in a diversified portfolio consisting primarily of intermediate-term, high-quality debt securities. At the end of the reporting period, the fund's portfolio was invested primarily in corporate bonds (60.2%), followed by mortgage-backed securities (11.4%), U.S. Treasury securities (11.4%), government agency securities (8.2%), a repurchase agreement (3.9%), asset-backed securities (3.5%), preferred stocks (1.0%), and a collateralized mortgage obligation (0.2%).

During the reporting period, Institutional Shares produced a total return of 4.51%* through dividends totaling $0.30 per share and a net asset value increase of $0.15 per share. Institutional Service Shares produced a total return of 4.38%* through dividends of $0.29 per share and a net asset value increase of $0.15 per share.

Total net assets in the fund reached $197.1 million at the period's end. Thank you for selecting Federated Intermediate Income Fund as a high-quality income investment. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson

President

December 15, 1998

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

Federated Intermediate Income Fund invests primarily in high quality corporate debt securities rated in one of the four highest categories (A or better) by a nationally recognized statistical rating organization. The fund may also invest in other high quality government and asset-backed securities. The fund duration is managed within a range of three to seven years.

The six-month period ended October 31, 1998, was very positive for most fixed income investors, particularly those in the highest quality debt sectors.

Interest rate levels declined significantly over the reporting period for all points along the U.S. Treasury maturity spectrum. The largest rate decrease occurred in the two year treasury maturity, which fell approximately 145 basis points in yield. There were two predominant reasons for the interest rate decline: 1) a slower growth economic environment, and 2) dramatic economic/financial marketplace volatility in non-U.S. markets.

Throughout much of calendar year 1998, corporate earnings have been considerably below initial Wall Street analyst expectations. The corresponding concern over the future growth potential of the U.S. economy,

in combination with sustained low inflation, caused U.S. Treasury yields to fall. Additionally, the global financial marketplace became far more unstable over the reporting period. Problems emanating out of Asia in the second half of 1997 quickly spread to Russia and Latin America during the first three quarters of 1998. The result was a worldwide "flight to quality" into U.S.

Treasury securities. As the reporting period was coming to a close, the

Federal Reserve Board reversed monetary policy and twice decreased the federal rate, creating a further rally in high quality bonds.

In terms of relative performance within the various fixed income sectors, the general rule over the past year was that higher quality outperformed lower quality bonds and domestic outperformed international bonds. The star performers were U.S. Treasuries, perceived to be the highest quality investment worldwide. All other investment grade sectors (corporate,

mortgages, asset-backs) produced positive rates of return, but fell short of

U.S. Treasuries. As one moved into below investment grade and international emerging market debt securities, the returns were modestly positive or negative over the fiscal year period.

Fund duration was maintained within a relatively tight range over the reporting period at just over five years. The portfolio composition was slightly upgraded in quality with incremental cash flows moving into the

U.S. government sector. For the six-month period ended October 31, 1998, the fund's Institutional Shares and Institutional Service Shares generated a total return of 4.51%* and 4.38%,* respectively, reflecting income plus the capital appreciation caused by falling interest rates, but partially offset by corporate bonds underperforming U.S. Treasury securities.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Portfolio of Investments

Federated Intermediate Income Fund
October 31, 1998 (unaudited)

Principal

 Amount                                                                                                   Value

Asset-Backed Securities--3.5%
Home Equity Loan--1.0%

 $2,000,000 New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028                $   1,974,380
Structured Product (ABS)--1.5%
  2,000,000 (a)125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029                            1,930,000
    500,000 Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023                               502,375
    300,000 Residential Funding Corp. 1993-S31, Class A7, 7.00%, 9/25/2023                                287,823
     66,897 The Money Store Home Equity Trust 1992-B, Class A, 6.90%, 7/15/2007                            69,486
            Total                                                                                       2,789,684
Utilities--1.0%

  2,000,000 California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1,
            Class A8, 6.48%, 12/26/2009                                                                 2,035,700
            Total Asset-Backed Securities (identified cost $6,851,675)                                  6,799,764
Collateralized Mortgage Obligations--0.2%
Structured Product (ABS)--0.2%

    316,479 Prudential Bache CMO Trust Series 8, Class F, 7.965%, 3/1/2019 (identified cost $334,379)
                               323,387
Corporate Bonds--60.2%
Aerospace & Defense--1.6%
    600,000 Boeing Co., Unsecured Note, 6.35%, 6/15/2003                                                  630,132
  1,500,000 (a) British Aerospace Finance, Inc., 7.50%, 7/1/2027                                        1,670,444
    800,000 McDonnell Douglas Finance Corp., Medium Term Note, 6.375%, 7/15/1999                          805,880
            Total                                                                                       3,106,456
Air Transportation--0.6%

  1,150,000 Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                              1,193,217
Automobile--1.7%
  2,000,000 Dana Corp., Note, 7.00%, 3/15/2028                                                          2,020,960
  1,400,000 Hertz Corp., Sr. Note, 7.00%, 1/15/2028                                                     1,355,284
            Total                                                                                       3,376,244
Banking--9.2%

  1,250,000 ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026                                      1,254,950
     40,000 Banc One Corp., Sub. Note, 7.25%, 8/1/2002                                                     42,716
  2,000,000 Banco Santander SA, Bank Guarantee, 7.875%, 4/15/2005                                       2,137,380

Federated Intermediate Income Fund

Principal

 Amount                                                                                                   Value


Corporate Bonds--continued
Banking--continued

$   250,000 Bank One Corp., Sub. Note, 8.10%, 3/1/2002                                             $      270,038
    200,000 BankAmerica Corp., Sub. Note, 7.75%, 7/15/2002                                                213,618
  1,000,000 Barclays North America, Deb., 9.75%, 5/15/2021                                              1,159,970
     10,000 Boatmen's Bancshares, Inc., Sub. Note, 9.25%, 11/1/2001                                        11,139
  2,100,000 (a) CIBC Capital Funding LP, Bank Guarantee, 6.40%, 12/17/2004                              2,167,956
     30,000 Central Fidelity Banks, Inc., Sub. Note, 8.15%, 11/15/2002                                     32,929
     40,000 Corestates Capital Corp., Sub. Note, 5.875%, 10/15/2003                                        40,311
  1,000,000 (a) Den Danske Bank, Note, 7.40%, 6/15/2010                                                 1,056,030
     30,000 First Union Corp., Sub. Note, 8.00%, 11/15/2002                                                32,768
  2,000,000 National Australia Bank, Ltd., Melbourne, Sub. Note, Series B, 6.60%, 12/10/2007            2,027,500
  3,000,000 National Bank of Canada, Montreal, Sub. Note, 8.125%, 8/15/2004                             3,450,930
     15,000 NationsBank Corp., Sub. Note, 7.625%, 4/15/2005                                                16,369
    430,000 PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007                                               458,230
  2,000,000 Republic New York Corp., Sub. Note, 7.75%, 5/15/2009                                        2,270,200
     30,000 Republic New York Corp., Sub. Note, 8.25%, 11/1/2001                                           32,227
     10,000 Sovran Financial, Deb., 9.75%, 6/15/1999                                                       10,258
    200,000 SunTrust Bank, Central Florida, Sub. Note, 6.90%, 7/1/2007                                    212,179
    255,000 SunTrust Banks, Inc., Note, 7.375%, 7/1/2002                                                  274,311
     15,000 SunTrust Banks, Inc., Sub. Note, 6.125%, 2/15/2004                                             15,540
  1,000,000 (a) Swedbank, Sub., 7.50%, 11/1/2006                                                          970,870
            Total                                                                                      18,158,419
Chemicals & Plastics--0.8%

  1,500,000 (a) Bayer Corp., Deb., 6.50%, 10/1/2002                                                     1,566,120
     40,000 Du Pont (E.I.) de Nemours & Co., Note, 8.125%, 3/15/2004                                       45,630
     30,000 PPG Industries, Inc., Note, 6.50%, 11/1/2007                                                   31,801
            Total                                                                                       1,643,551
Ecological Services & Equipment--1.1%

  2,000,000 WMX Technologies, Inc., Deb., 8.75%, 5/1/2018                                               2,238,280

Federated Intermediate Income Fund

Principal

 Amount                                                                                                   Value


Corporate Bonds--continued
Education--2.4%

$ 1,975,000 Boston University, 7.625%, 7/15/2097                                                   $    2,145,067
  1,150,000 Columbia University, Medium Term Note, 8.62%, 2/21/2001                                     1,238,746
  1,100,000 Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007                                  1,302,653
            Total                                                                                       4,686,466
Electronics--2.4%

  1,500,000 General Electric Financial Services, Inc., Medium Term Note, 9.18%, 12/30/2008              1,918,350
  2,590,000 Harris Corp., Deb., 10.375%, 12/1/2018                                                      2,737,993
     15,000 Rockwell International Corp., Unsecured Note, 6.625%, 6/1/2005                                 16,034
            Total                                                                                       4,672,377
Finance - Automotive--3.0%

  1,750,000 Chrysler Financial Corp., Deb., 13.25%, 10/15/1999                                          1,882,457
  2,000,000 Ford Capital BV, Note, 9.375%, 5/15/2001                                                    2,180,240
     35,000 Ford Motor Credit Corp., Note, 7.75%, 3/15/2005                                                38,895
     20,000 Ford Motor Credit Corp., Unsecured Note, 7.75%, 10/1/1999                                      20,426
  1,000,000 Ford Motor Credit Corp., Unsub., 6.875%, 6/5/2001                                           1,036,810
    485,000 General Motors Acceptance Corp., Medium Term Note, 7.50%, 5/25/2000                           501,456
     45,000 General Motors Acceptance Corp., Note, 6.25%, 1/11/2000                                        45,528
    155,000 General Motors Acceptance Corp., Note, 7.00%, 9/15/2002                                       163,138
    100,000 General Motors Acceptance Corp., Unsecured Note, 7.75%, 1/15/1999                             100,514
            Total                                                                                       5,969,464
Finance - Retail--0.2%
     50,000 Commercial Credit Co., Note, 5.55%, 2/15/2001                                                  50,167
     15,000 Commercial Credit Co., Note, 6.70%, 8/1/1999                                                   15,162
    395,000 Sears Roebuck Acceptance Corp., Medium Term Note, 6.56%, 9/5/2000                             403,338
            Total                                                                                         468,667
Financial Intermediaries--4.6%

  2,000,000 (a)Amvescap PLC, Sr. Note, 6.60%, 5/15/2005                                                 2,041,340
     40,000 CIT Group Holdings, Inc., Sr. Note, 6.375%, 5/21/1999                                          40,224
  1,500,000 Donaldson, Lufkin and Jenrette Securities Corp., Note, 6.875%, 11/1/2005                    1,534,410
     15,000 Equitable Cos., Inc., Sr. Note, 6.75%, 12/1/2000                                               15,421
    625,000 Lehman Brothers Holdings, Inc., Note, 6.90%, 1/29/2001                                        627,656
  2,000,000 Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007                                     2,024,840

Federated Intermediate Income Fund

Principal

 Amount                                                                                                   Value


Corporate Bonds--continued
Financial Intermediaries--continued

$   500,000 Merrill Lynch & Co., Inc., Note, 6.875%, 3/1/2003                                      $      521,080
     15,000 Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006                                             16,052
    100,000 Merrill Lynch & Co., Inc., Note, 8.30%, 11/1/2002                                             108,843
     65,000 Merrill Lynch & Co., Inc., Note, 8.375%, 2/9/2000                                              67,308
    920,000 Morgan Stanley Group, Inc., Deb., 9.375%, 6/15/2001                                         1,004,014
     30,000 Norwest Corp., Note, 5.75%, 2/1/2003                                                           30,158
      5,000 Salomon, Inc., Note, 6.375%, 10/1/2004                                                          5,091
     10,000 Salomon, Inc., Note, 6.625%, 11/15/2003                                                        10,293
    979,702 (a) World Financial, Pass Thru Cert., Series 96 WFP-B, 6.91%, 9/1/2013                        998,708
            Total                                                                                       9,045,438
Financial Services--1.3%

    250,000 American Express Credit Corp., Deb., 8.50%, 6/15/1999                                         255,420
     20,000 Associates Corp. of North America, Sr. Note, 6.00%, 6/15/2000                                  20,221
  2,000,000 Associates Corp. of North America, Sr. Note, 6.68%, 9/17/1999                               2,022,720
     35,000 Associates Corp. of North America, Sr. Note, 6.75%, 10/15/1999                                 35,457
     50,000 Avco Financial Services, Inc., Sr. Note, 8.50%, 10/15/1999                                     51,514
     50,000 Caterpillar Financial Services Corp., Note, 6.77%, 3/15/1999                                   50,363
     30,000 John Deere Capital Corp., Sr. Note, 6.50%, 9/20/1999                                           30,343
     15,000 John Deere Capital Corp., Sr. Note, 7.52%, 3/6/2000                                            15,398
     10,000 Paccar Financial Corp., Sr. Note, 6.18%, 2/15/2001                                             10,208
            Total                                                                                       2,491,644
Food Products--0.2%

      5,000 Grand Metropolitan Investment Corp., 9.00%, 8/15/2011                                           6,355
      5,000 Grand Metropolitan Investment Corp., Unsecured Note, 6.50%, 9/15/1999                           5,067
    300,000 Kraft General Foods, Inc., Deb., 6.00%, 6/15/2001                                             300,444
     25,000 Union Camp Corp., Note, 6.50%, 11/15/2007                                                      26,218
            Total                                                                                         338,084
Forest Products--0.0%

     25,000 Weyerhaeuser Co., Deb., 9.05%, 2/1/2003                                                        28,027
Health Services--0.5%

  1,000,000 Aetna Services, Inc., Company Guarantee, 6.75%, 8/15/2001                                   1,021,380

Federated Intermediate Income Fund

Principal

 Amount                                                                                                   Value


Corporate Bonds--continued
Industrial Products & Equipment--0.2%

$    10,000 Air Products & Chemicals, Inc., Note, 7.375%, 5/1/2005                                 $       10,951
     30,000 Dresser Industries, Inc., Note, 6.25%, 6/1/2000                                                30,740
    300,000 Illinois Tool Works, Inc., Note, 5.875%, 3/1/2000                                             305,046
     25,000 Ingersoll-Rand Co., Note, 6.51%, 12/1/2004                                                     26,542
     10,000 Ingersoll-Rand Co., Note, 6.60%, 8/1/2000                                                      10,247
            Total                                                                                         383,526
Insurance--7.5%

  2,500,000 Allmerica Financial Corp., Sr. Note, 7.625%, 10/15/2025                                     2,590,725
  2,000,000 CNA Financial Corp., Deb., 7.25%, 11/15/2023                                                1,919,520
  2,000,000 (a)Equitable Life, Note, 7.70%, 12/1/2015                                                   2,156,560
  1,000,000 GEICO Corp., Deb., 9.15%, 9/15/2021                                                         1,133,740
     25,000 ITT Hartford Group, Inc., Note, 8.30%, 12/1/2001                                               27,032
     15,000 Lincoln National Corp., Note, 7.625%, 7/15/2002                                                15,987
    250,000 MBIA INS, Deb., 9.00%, 2/15/2001                                                              270,430
    900,000 Provident Cos., Inc., Bond, 7.405%, 3/15/2038                                                 871,011
  2,000,000 (a) Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006                                 2,181,280
  1,500,000 SunAmerica, Inc., Medium Term Note, 7.34%, 8/30/2005                                        1,660,335
  1,000,000 SunAmerica, Inc., Note, Series 2, 6.20%, 10/31/1999                                         1,011,680
    400,000 SunAmerica, Inc., Sr. Note, 6.20%, 10/31/1999                                                 403,716
    500,000 SunAmerica, Inc., Sr. Note, 9.00%, 1/15/1999                                                  503,920
            Total                                                                                      14,745,936
Leisure & Entertainment--0.0%

     40,000 Disney (Walt) Co., Bond, 6.375%, 3/30/2001                                                     41,388
Machinery & Equipment--0.9%

  1,600,000 Continental Airlines, Inc., Pass Thru Cert., Series 1997-4 B, 6.90%, 1/2/2017               1,687,408
Metals & Mining--1.4%
  2,500,000 Barrick Gold Corp., Deb., 7.50%, 5/1/2007                                                   2,751,575
Municipal Services--5.0%

  1,250,000 Atlanta & Fulton County, GA Recreation Authority, Taxable Revenue Bonds, Series 1997,
            7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028                                   1,333,363

  1,325,000 Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC), 11/1/2018                   1,526,268
  2,000,000 McKeesport, PA, Taxable G.O. Series B 1997, 7.30% Bonds (MBIA INS), 3/1/2020                2,111,860

Federated Intermediate Income Fund

Principal

 Amount                                                                                                   Value


Corporate Bonds--continued
Municipal Services--continued

$ 1,000,000 Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC LOC), 12/1/2025           $    1,039,100
  1,250,000 Minneapolis/St. Paul, MN Airport Commission, UT GO Taxable Revenue Bonds (Series 9),
            8.95% Bonds (Minneapolis/St. Paul, MN), 1/1/2022                                            1,435,000
  1,000,000 Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014              1,244,600
  1,000,000 St. Johns County, FL Convention Center, Taxable Municipal Revenue Bonds, 8.00% Bonds
            (FSA INS), 1/1/2026                                                                         1,135,290
            Total                                                                                       9,825,481

Oil & Gas--1.1%

     10,000 Atlantic Richfield Co., Deb., 9.125%, 3/1/2011                                                 12,804
  1,750,000 Phillips Petroleum Co., Deb., 9.18%, 9/15/2021                                              1,981,420
    250,000 Shell Oil Co., Deb., 6.95%, 12/15/1998                                                        250,618
            Total                                                                                       2,244,842
Pharmaceutical--0.4%

    500,000 American Home Products Corp., Note, 7.70%, 2/15/2000                                          517,320
    250,000 American Home Products Corp., Note, 7.90%, 2/15/2005                                          283,125
            Total                                                                                         800,445
Rail Industry--0.5%

  1,000,000 Atchison Topeka & SF RR, Equip. Trust, 6.55%, 1/6/2013                                      1,049,200
Retailers--4.5%
  1,000,000 Dayton-Hudson Corp., Deb., 10.00%, 12/1/2000                                                1,096,230
     15,000 Dillard Investment, Deb., 9.25%, 2/1/2001                                                      16,198
  1,874,000 Eckerd Corp., Sr. Sub. Note, 9.25%, 2/15/2004                                               1,981,605
  2,000,000 May Department Stores Co., Deb., 8.125%, 8/15/2035                                          2,334,980
  2,250,000 Penney (J.C.) Co., Inc., Deb., 7.65%, 8/15/2016                                             2,370,960
    300,000 Sears, Roebuck & Co., Deb., 8.45%, 11/1/1998                                                  300,144
    500,000 Sears, Roebuck & Co., Medium Term Note, 7.32%, 4/24/2000                                      518,630
            Total                                                                                       8,618,747
Sovereign Government--2.4%

  1,000,000 Quebec, Province of, Deb., 9.125%, 8/22/2001                                                1,112,690
  1,000,000 Quebec, Province of, Deb., 13.25%, 9/15/2014                                                1,115,500
  1,000,000 Sweden, Kingdom of, Deb., 10.25%, 11/1/2015                                                 1,429,770
  1,000,000 Victoria Public Authority, Local Gov't. Guarantee, 8.25%, 1/15/2002                         1,107,970
            Total                                                                                       4,765,930

Federated Intermediate Income Fund

Principal

 Amount                                                                                                   Value


Corporate Bonds--continued
Surface Transportation--1.7%

$ 3,000,000 Trans Ocean Container Corp., Sr. Sub. Note, 12.25%, 7/1/2004                           $    3,326,040
Technology Services--0.0%
     35,000 Lucent Technologies, Inc., Note, 6.90%, 7/15/2001                                              36,681
Telecommunications & Cellular--2.2%

  1,750,000 BellSouth Telecommunications, Inc., Deb., 7.00%, 12/1/2095                                  1,905,365
  1,500,000 Cox Communications, Inc., Medium Term Note, 6.69%, 9/20/2004                                1,581,060
    800,000 New England Telephone & Telegraph, Deb., 8.625%, 8/1/2001                                     870,512
            Total                                                                                       4,356,937
Utilities--2.8%

    250,000 Central Illinois Public, 1st Mtg. Bond, 6.00%, 4/1/2000                                       254,323
    250,000 Consolidated Edison Co., Deb., Series 92B, 7.625%, 3/1/2004                                   276,797
     60,000 Duke Energy Corp., 1st Ref. Mtg., 6.25%, 8/12/1999                                             60,711
  1,250,000 Enersis S.A., Note, 7.40%, 12/1/2016                                                          976,388
  1,500,000 (a)Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026                                 1,493,460
     30,000 Michigan Consolidated Gas, 1st Mtg. Bond, 6.80%, 6/15/2003                                     32,574
    300,000 Midwest Power Systems, Inc., Mtg. Bond, 6.75%, 2/1/2000                                       306,324
    180,000 Minnesota Power And Light Co., 1st Mtg. Bond, 7.75%, 6/1/2007                                 199,933
  1,200,000 Puget Sound Energy, Inc., Medium Term Note, 7.02%, 12/1/2027                                1,247,760
      5,000 Sonat, Inc., Note, 6.875%, 6/1/2005                                                             5,286
    500,000 (a) Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096                                            208,180
    500,000 Wisconsin Tel Co., Deb., 6.25%, 8/1/2004                                                      501,569
            Total                                                                                       5,563,305
            Total Corporate Bonds (identified cost $114,277,538)                                      118,635,155
Government Agencies--8.2%

  1,250,000 Federal Farm Credit System, Medium Term Note, 5.93%, 8/7/2008                               1,304,525
  1,500,000 Federal Home Loan Bank System, 5.905%, 7/22/2008                                            1,561,260
  1,500,000 Federal Home Loan Bank System, Note, Series HH07, 6.90%, 2/7/2007                           1,670,100
  3,500,000 Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008                                    3,643,535
     50,000 Federal Home Loan Mortgage Corp., Note, 6.93%, 3/17/2004                                       50,404
    500,000 Federal National Mortgage Association, 8.25%, 12/18/2000                                      536,095
  1,650,000 Federal National Mortgage Association, Medium Term Note, 6.71%, 7/24/2001                   1,735,272
    100,000 Federal National Mortgage Association, Note, 7.17%, 1/20/2004                                 100,518

Federated Intermediate Income Fund

Principal

 Amount                                                                                                   Value


Government Agencies--continued

$ 3,305,000 Tennessee Valley Authority, 8.625%, 11/15/2029                                         $    3,339,240
  1,800,000 Tennessee Valley Authority, 8.625%, 11/15/2029                                              1,788,102
    500,000 Tennessee Valley Authority, 6.125%, 7/15/2003                                                 511,555
            Total Government Agencies (identified cost $15,842,874)                                    16,240,606
Mortgage Backed Securities--11.4%
Federal Home Loan Mortgage Corporation--3.6%

    655,703 Pool C00622, 7.00%, 6/1/2028                                                                  668,817
    942,344 Pool C11040, 7.00%, 6/1/2028                                                                  961,191
    841,177 Pool E66857, 6.50%, 5/1/2012                                                                  853,533
  3,502,524 Pool E70007, 6.00%, 4/1/2013                                                                3,517,865
  1,000,000 Pool TBA, 6.50%, 11/1/2099                                                                  1,008,130
            Total                                                                                       7,009,536
Federal National Mortgage Association--3.0%

    814,194 Pool 267905, 7.00%, 2/1/2024                                                                  832,514
  1,352,817 Pool 354370, 6.50%, 8/1/2003                                                                1,371,418
  1,795,897 Pool 421090, 6.50%, 4/1/2028                                                                1,809,923
  1,956,124 Pool 421590, 6.50%, 4/1/2028                                                                1,972,008
            Total                                                                                       5,985,863
Government National Mortgage Association--4.8%

     47,145 Pool 1851, 7.50%, 6/20/2007                                                                    48,619
    921,422 Pool 312595, 8.00%, 1/15/2022                                                                 955,975
    807,527 Pool 379983, 7.50%, 2/15/2024                                                                 832,763
  1,479,943 Pool 447986, 7.00%, 6/15/2028                                                               1,514,633
  1,949,172 Pool 468686, 7.50%, 2/15/2028                                                               2,008,856
    720,735 Pool 780204, 7.00%, 7/15/2025                                                                 737,852
  2,164,715 Pool 780359, 7.50%, 12/15/2023                                                              2,232,362
  1,000,000 Pool TBA, 7.00%, 11/1/2099                                                                  1,023,440
            Total                                                                                       9,354,500
            Total Mortgage-Backed Securities (identified cost $21,875,854)                             22,349,899
Preferred Stocks--1.0%
Technology Services--1.0%

     21,103 Microsoft Corp., Cumulative Conv. Pfd., Series A, $2.20 (identified cost $1,866,641)    2,062,818

Federated Intermediate Income Fund

Principal
 Amount                                                                                                  Value

Treasury Securities--11.4%
U.S. Treasury Bonds--6.8%

$ 1,500,000 Bond, 10.75%, 8/15/2005                                                                $    2,028,840
  1,500,000 Bond, 11.625%, 11/15/2004                                                                   2,051,475
     75,000 Bond, 12.00%, 8/15/2013                                                                       115,823
  3,800,000 Bond, 6.00%, 2/15/2026                                                                      4,145,382
  1,200,000 Bond, 6.125%, 11/15/2027                                                                    1,349,112
  2,500,000 Bond, 6.375%, 8/15/2027                                                                     2,880,650
    255,000 Bond, 7.125%, 2/15/2023                                                                       314,476
    140,000 Bond, 7.875%, 2/15/2021                                                                       184,348
    265,000 Bond, 9.875%, 11/15/2015                                                                      401,136
            Total                                                                                      13,471,242
U.S. Treasury Notes--4.6%

  3,300,000 Note, 5.625%, 5/15/2008                                                                     3,555,750
      5,000 Note, 5.75%, 8/15/2003                                                                          5,299
     50,000 Note, 6.375%, 7/15/1999                                                                        50,663
     20,000 Note, 6.50%, 4/30/1999                                                                         20,202
  1,860,000 Note, 6.50%, 8/15/2005                                                                      2,076,671
  3,240,000 Note, 7.75%, 11/30/1999                                                                     3,352,558
     25,000 Note, 7.875%, 11/15/1999                                                                       25,872
            Total                                                                                       9,087,015
            Total Treasury Securities (identified cost $21,217,681)                                   $22,558,257
(b)Repurchase Agreements--3.9%

  7,705,000 Westdeutsche Landesbank Girozentrale, 5.42%, dated 10/30/1998, due 11/2/1998

           (at amortized cost)                                                                          7,705,000
            Total Investments (identified cost $189,971,642)(c)                                      $196,674,886


 (a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $18,440,948 which represents 9.36% of net assets.

(b) The repurchase agreement is fully collateralized by U.S. government and/

or agency obligations based on market prices at the date of the portfolio.

The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

 (c) The cost of investments for federal tax purposes amounts to $189,971,642.

The net unrealized appreciation of investments on a federal tax basis amounts to $6,703,244 which is comprised of $7,601,611 appreciation and

$898,367 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets

($197,097,589) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance
Corporation
CGIC --Capital Guaranty Insurance Corporation
CMO  --Collateralized Mortgage Obligation
FSA  --Financial Security Assurance
GO   --General Obligation
GTD  --Guaranty
INS  --Insured
LOC  --Letter of Credit
LP   --Limited Partnership
MBIA --Municipal Bond Investors Assurance
PLC  --Public Limited Company
SA   --Support Agreement
TBA  --To Be Announced
UT   --Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

Statement of Assets and Liabilities

Federated Intermediate Income Fund
October 31, 1998 (unaudited)


Assets:
Total investments in securities, at value (identified cost and tax cost $189,971,642)            $196,674,886
Income receivable                                                                                   3,492,993
Receivable for shares sold                                                                            314,786
Total assets                                                                                      200,482,665

Liabilities:

Payable for investments purchased                                                     $2,037,635
Payable for shares redeemed                                                               62,440
Income distribution payable                                                              940,511
Payable to Bank                                                                          341,260
Accrued expenses                                                                           3,230
Total liabilities                                                                                   3,385,076
Net Assets for 19,101,630 shares outstanding                                                     $197,097,589
Net Assets Consist of:
Paid in capital                                                                                  $190,372,445
Net unrealized appreciation of investments                                                          6,703,244
Accumulated net realized loss on investments                                                          (26,651)
Undistributed net investment income                                                                    48,551
Total net assets                                                                                 $197,097,589
Net Asset Value, Offering Price, and Redemption Proceeds Per Share:
Institutional Shares:
$187,906,574 /18,210,881 shares outstanding                                                            $10.32
Institutional Service Shares:
$9,191,015 / 890,749 shares outstanding                                                                $10.32

(See Notes which are an integral part of the Financial Statements)



Statement of Operations

Federated Intermediate Income Fund
Six Months Ended October 31, 1998 (unaudited)


Investment Income:
Dividends                                                                              $   35,191
Interest (net of dollar roll expense of $16,692)                                        6,063,240
Total income                                                                            6,098,431
Expenses:

Investment advisory fee                                                     $ 473,831
Administrative personnel and services fee                                      78,137
Custodian fees                                                                  5,626
Transfer and dividend disbursing agent fees and expenses                       30,704
Directors'/Trustees' fees                                                       3,532
Auditing fees                                                                   9,311
Legal fees                                                                      2,090
Portfolio accounting fees                                                      42,660
Distribution services fee--Institutional Service Shares                         8,257
Shareholder services fee--Institutional Shares                                228,659
Shareholder services fee--Institutional Service Shares                          8,257
Share registration costs                                                       17,881
Printing and postage                                                           13,630
Insurance premiums                                                              2,547
Miscellaneous                                                                  16,275
Total expenses                                                                941,397
Waivers--
Waiver of investment advisory fee                                $(170,842)
Waiver of distribution services fee--Institutional Service
Shares                                                              (2,972)
Waiver of shareholder services fee--Institutional Shares          (228,659)
Waiver of shareholder services fee--Institutional Service Shares    (5,284)
Total waivers                                                                (407,757)
Net expenses                                                                              533,640
Net investment income                                                                   5,564,791
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments                                                         (114,400)
Net change in unrealized appreciation of investments                                    2,790,845
Net realized and unrealized gain (loss) on investments                                  2,676,445
Change in net assets resulting from operations                                         $8,241,236

(See Notes which are an integral part of the Financial Statements)

Statement of Changes in Net Assets

Federated Intermediate Income Fund


                                                                                        Six Months
                                                                                           Ended

                                                                                     October 31, 1998       Year Ended
                                                                                         (unaudited)      APRIL, 30 1998

Increase (Decrease) in Net Assets:

Operations--

Net investment income                                                                 $  5,564,791      $  9,264,881
Net realized gain (loss) on investments $(114,400) and $356,180, respectively, as
computed for federal tax purposes)                                                        (114,400)          468,050
Net change in unrealized appreciation                                                    2,790,845         4,611,356
Change in net assets resulting from operations                                           8,241,236        14,344,287
Distributions to Shareholders--
Distributions from net investment income

Institutional Shares                                                                    (5,373,887)       (9,121,587)
Institutional Service Shares                                                              (186,269)         (111,464)
Change in net assets resulting from distributions to shareholders                       (5,560,156)       (9,233,051)
Share Transactions--

Proceeds from sale of shares                                                            43,264,559        87,933,934
Net asset value of shares issued to shareholders in payment of distributions declared    1,072,302         1,772,639
Cost of shares redeemed                                                                (31,154,645)      (35,680,483)
Change in net assets resulting from share transactions                                  13,182,216        54,026,090
Change in net assets                                                                    15,863,296        59,137,326
Net Assets:

Beginning of period                                                                    181,234,293       122,096,967
End of period (including undistributed net investment income of $48,551 and
 $43,916, respectively)                                                               $197,097,589      $181,234,293

(See Notes which are an integral part of the Financial Statements)

Financial Highlights--Institutional Shares

Federated Intermediate Income Fund
(For a share outstanding throughout each period)


                                                   Six Months
                                                     Ended

                                              October 31, 1998                 Year Ended April 30,
                                                  (unaudited)     1998        1997     1996    1995     1994(a)

Net asset value, beginning of period                $10.17      $  9.79     $ 9.77   $ 9.55   $ 9.53    $10.00
Income from investment operations
Net investment income                                 0.30         0.63       0.63     0.66     0.66      0.23
Net realized and unrealized gain (loss)

  on investments                                      0.15         0.38       0.03     0.22     0.02     (0.47)
Total from investment operations                      0.45         1.01       0.66     0.88     0.68     (0.24)
Less distributions

Distributions from net investment income             (0.30)       (0.63)     (0.63)   (0.66)   (0.66)    (0.23)
Distributions from net realized gain
  on investments                                        --           --      (0.01)      --       --        --
Total distributions                                  (0.30 )      (0.63)     (0.64)   (0.66)   (0.66)    (0.23)
Net asset value, end of period                       $10.32       $10.17    $ 9.79   $ 9.77   $ 9.55   $  9.53
Total return(b)                                       4.51 %      10.58%      7.00%    9.13%    7.53%    (2.48%)
Ratios to average net assets
Expenses                                              0.55%*       0.55%      0.55%    0.55%    0.48%     0.00%*
Net investment income                                 5.88%*       6.30%      6.48%    6.52%    7.12%     6.36%*
Expense waiver/reimbursement(c)                       0.43%*       0.47%      0.57%    0.85%    1.22%     1.40%*
Supplemental data
Net assets, end of period (000 omitted)           $187,907     $176,712   $121,307  $87,493  $32,508   $17,702
Portfolio turnover                                      10 %         44%        55%      66%      88%        0 %

* Computed on an annualized basis.

(a) Reflects operations for the period from December 15, 1993 (date of initial public investment) to April 30, 1994.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights--Institutional Service Shares

Federated Intermediate Income Fund
 (For a share outstanding throughout each period)


                                                    Six Months
                                                      Ended

                                                 October 31, 1998          Year Ended April 30,
                                                   (unaudited)       1998      1997     1996    1995     1994(a)
Net asset value, beginning of period             $10.17            $  9.79   $ 9.76   $ 9.55   $ 9.53    $10.00
Income from investment operations
Net investment income                              0.29               0.61     0.61     0.63     0.64      0.22
Net realized and unrealized gain (loss)

  on investments                                   0.15               0.38     0.04     0.21     0.02     (0.47)
Total from investment operations                   0.44               0.99     0.65     0.84     0.66     (0.25)
Less distributions

Distributions from net investment income          (0.29)             (0.61)   (0.61)   (0.63)   (0.64)    (0.22)
Distributions from net realized gain
  on investments                                     --                 --    (0.01)      --       --        --
Total distributions                               (0.29)             (0.61)   (0.62)   (0.63)   (0.64)    (0.22)
Net asset value, end of period                   $10.32             $10.17   $ 9.79   $ 9.76   $ 9.55   $  9.53
Total return(b)                                    4.38%             10.31%    6.73%    8.86%    7.27%    (2.57%)
Ratios to average net assets
Expenses                                           0.80%*             0.80%    0.80%    0.80%    0.72%     0.25%*
Net investment income                              5.64%*             6.03%    6.21%    6.31%    6.85%     6.12%*
Expense waiver/reimbursement(c)                    0.43%*             0.47%    0.57%    0.85%    1.22%     1.40%*
Supplemental data
Net assets, end of period (000 omitted)          $9,191             $4,522     $790     $508     $276      $255
Portfolio turnover                                   10%                44%      55%      66%      88%        0%

 * Computed on an annualized basis.

 (a) Reflects operations for the period from December 15, 1993 (date of initial public investment) to April 30, 1994.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Notes to Financial Statements

Federated Intermediate Income Fund
October 31, 1998 (unaudited)

Organization

Federated Income Securities Trust (the "Trust") is registered under the

Investment Company Act of 1940, as amended (the "Act") as an open-end,

management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated

Intermediate Income Fund (the "Fund"). The investment objective of the Fund is to provide current income. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Institutional

Service Shares.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However,

short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry

System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions.

Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-

dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense,

either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the

Trustees. The Fund will not incur any registration costs upon such resales.

The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at October 31, 1998,

is as follows:


Security                                            Acquisition  Date    Acquisition  Cost
125 Home Loan Owner Trust 1998-1A                       7/30/1998           $1,999,063
Amvescap PLC, Sr. Note                                  4/30/1998            1,996,960
Bayer Corp., Deb.                                  3/21/1996-4/14/1997       1,496,918
British Aerospace Finance, Inc.                         6/26/1997            1,488,995
CIBC Capital Funding LP                                12/11/1997            2,098,417
Den Danske Bank, Note                                    1/7/1998            1,050,080
Equitable Life, Note                              12/17/1997-2/11/1998       2,135,419
Israel Electric Corp., Ltd., Sr. Note                   1/28/1997            1,497,092
Reinsurance Group of America, Sr. Note             3/19/1996-6/2/1997        1,990,257
Swedbank, Sub.                                           1/7/1998            1,044,301
Tenaga Nasional Berhad, Deb.                             3/3/1997              474,927
World Financial, Pass Thru Cert., Series 96       11/18/1996-10/1/1998         979,702

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:



                                                                         Six Months Ended             Year Ended
                                                                         October 31, 1998           April 30, 1998

Institutional Shares                                                 SHARES        AMOUNT       SHARES        AMOUNT
Shares sold                                                         3,711,429  $ 38,182,831   8,315,206  $ 83,824,071

Shares issued to shareholders in payment of

 distributions declared                                                93,253       960,706     167,124     1,687,992
Shares redeemed                                                    (2,972,401)  (30,585,177) (3,490,041)  (35,185,913)
Net change resulting from Institutional Share transactions            832,281  $  8,558,360   4,992,289  $ 50,326,150



                                                                         Six Months Ended             Year Ended
                                                                         October 31, 1998           April 30, 1998

Institutional Service Shares                                         SHARES        AMOUNT       SHARES        AMOUNT
Shares sold                                                           490,493  $  5,081,728     404,462  $  4,109,863

Shares issued to shareholders in payment of

 distributions declared                                                10,829       111,596       8,355        84,647
Shares redeemed                                                       (55,274)     (569,468)    (48,804)     (494,570)
Net change resulting from Institutional Service Share transactions    446,048  $  4,623,856     364,013  $  3,699,940
Net change resulting from share transactions                        1,278,329  $ 13,182,216   5,356,302  $ 54,026,090

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee
Federated Management, the Fund's investment adviser (the "Adviser"),

receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services

Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the

Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate

Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the

Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the

Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated

Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company

("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee.

The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors

or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1998, were as follows:

Purchases                   $32,125,196
Sales                       $18,212,447

Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

William J. Copeland

James E. Dowd, Esq.

Lawrence D. Ellis, M.D.

Edward L. Flaherty, Jr., Esq.

Peter E. Madden

John E. Murray, Jr., J.D., S.J.D.

Wesley W. Posvar

Marjorie P. Smuts

Officers

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Anthony R. Bosch
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal

Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk,

including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Federated Investors

Federated Intermediate Income Fund

Semi-Annual Report

to Shareholders

October 31, 1998

Federated Securities Corp., Distributor

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 31420C407
Cusip 31420C506
G00715-01 (12/98)

PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust. The report covers the six-month period ended October 31, 1998. It begins with a review of the bond market by the fund's portfolio manager, which is followed by a complete list of fund holdings and its financial statements.

On behalf of conservative, income-oriented investors, the fund invests in a diversified portfolio consisting primarily of short-term, high-quality debt securities. At the end of the reporting period, the fund's portfolio was invested primarily in corporate bonds/asset-backed securities (58.0%), followed by mortgage-backed securities (34.9%), U.S. Treasury notes (6.2%), and a repurchase agreement (1.0%).

During the reporting period, Institutional Shares produced a total return of 3.29%* through dividends totaling $0.26 per share and a net asset value increase of $0.02 per share. Institutional Service Shares produced a total return of 3.16%* through dividends totaling $0.25 per share and a net asset value increase of $0.02 per share.

Net assets in the fund totaled $211.3 million at the reporting period's end.

Thank you for selecting Federated Short-Term Income Fund as a high-quality, short-term income investment. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
December 15, 1998

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

Federated Short Term Income Fund represents a high quality, fixed income portfolio combining various fixed income asset classes. Investments are concentrated in U.S. Treasury, government agency, and high quality corporate debt securities. The investment objective of the fund is to seek to provide current income. To the extent consistent with this objective, the fund will strive to minimize fluctuation in principal value through a portfolio with an effective average life of no greater than three years, but generally having a portfolio duration of no greater than two years.

The fund's reporting period was characterized by two distinctly different three-month periods. The first period was a "steady-as-she-goes" period where the fund performed in line with historical precedent, in other words, as expected. The second period, which began in July, was characterized by extreme volatility triggered by global economic and credit concerns. This period featured unprecedented spread widening in all sectors, even off-the-run treasury securities. While as of this writing the market has stabilized somewhat, the negative effects of the current economic environment continue to be felt on the portfolio.

As the fund invests primarily in spread securities (i.e., securities whose yields are based on some premium over, or "spread" off of, treasury yields), the spread widening resulting from the global "flight to quality" mentioned above caused the fund to underperform its index benchmarks. The significant percentage of the fund allocated to mortgage-backed and asset-backed securities (approximately two-thirds at the end of the reporting period under review) had a further negative effect, as some of these latter securities combine both credit and prepayment risk and experienced "the worst of both worlds" (prepayment risk is the tendency of amortizing securities to pay off more quickly when interest rates decline and more slowly when they rise). The fund's duration posture over the period was maintained either at or slightly above the midpoint of its range of one to two years and is expected to remain there going forward. This positioning produced a slightly positive effect on performance during the period under review.

For the six months ended October 31, 1998, Institutional Shares produced a 3.29%* total return, and Institutional Service Shares produced a 3.16%* total return, compared to a 4.67% total return for the Merrill Lynch 1-3 Year Treasury Bond Index** and a 4.07% total return for the Merrill Lynch 1-3 Year Corporate Bond Index.** The durations of these indices (1.65 years and 1.82 years, respectively, as of 10/31/98) are both longer than that of the fund's own duration midpoint (1.5 years). Thus the fund underperformed these indices, given the significant decline in treasury yields during the reporting period and as a result of the spread-widening effect mentioned above. Despite a difficult six months, fund management believes the underlying credit quality of its portfolio to be excellent and its positioning with regard to interest rate risk to be prudent. Individual opportunities to add value by accepting reasonable levels of credit and convexity risk will continue to be sought, with a general bias toward credit upgrading in light of a slowly decelerating economy.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 ** The Merrill Lynch 1-3 Year Treasury Bond Index is an unmanaged index tracking short-term U.S. government securities between 1 and 2.99 years. The Merrill Lynch 1-3 Year Corporate Bond Index is an unmanaged index trading maturities between 1 and 2.99 years. Investments cannot be made in an index.

PORTFOLIO OF INVESTMENTS
FEDERATED SHORT-TERM INCOME FUND
OCTOBER 31, 1998 (UNAUDITED)



PRINCIPAL

 AMOUNT                                                                                                   VALUE
CORPORATE BONDS/ASSET-BACKED SECURITIES--58.0%

             AUTOMOBILE--11.1%

 $ 1,870,608 AFG Receivables Trust 1997-B, Class B, 6.40%, 2/15/2003                                 $  1,895,038
     576,890 Chevy Chase Auto Trust 1995-1, Class A, 6.00%, 12/15/2001                                    579,342
     365,044 Daimler-Benz Auto Grantor Trust 1995-A, Class A, 5.85%, 5/15/2002                            365,981
     547,054 Fleetwood Credit Corp. 1992-A, Class A, 7.10%, 2/15/2007                                     547,218
   1,150,591 Navistar Financial Corp. Owner Trust 1995-A, Class B, 6.85%, 11/20/2001                    1,162,994
   6,000,000 Navistar Financial Dealer Note Trust 1990-A, Class A-3, 6.57188%, 1/25/2003                6,006,120
   2,028,448 Olympic Automobile Receivables Trust 1995-B, Class A2, 7.35%, 10/15/2001                   2,041,957
   5,000,000 Olympic Automobile Receivables Trust 1996-C, Class A5, 7.00%, 3/15/2004                    5,177,357
   3,000,000 Premier Auto Trust 1995-3, Class B, 6.25%, 8/6/2001                                        3,028,200
   1,560,367 The CIT Group Securitization Corp. II, Class B, 6.45%, 6/15/2018                           1,586,207
     670,903 (a)World Omni Automobile Lease Securitization Trust 1996-A, Class A1, 6.30%, 6/25/2002       671,298
     418,783 World Omni Automobile Lease Securitization Trust 1997-A, Class A3, 6.85%, 6/25/2003          432,431

             Total                                                                                     23,494,143

             BANKING--9.5%

   3,000,000 (a)BankAmerica Corp., Sub. Note, 5.625%, 6/25/2003                                         2,964,900
   5,000,000 (a)Citicorp, Sub. Note, 5.725%, 10/25/2005                                                 4,925,850
   1,000,000 (a)J.P. Morgan & Co., Inc., Sub. Note, 5.5625%, 8/19/2002                                    991,200
   3,000,000 (b)KeyCorp, Series A, 6.625%, 6/15/2029                                                    3,003,369
   2,000,000 Mercantile Bancorporation, Inc., 6.80%, 6/15/2001                                          2,064,580
   2,000,000 National Australia Bank, Ltd., Melbourne, Sub. Note, Series A, 6.40%, 12/10/2007           2,034,348
   4,000,000 Toronto-Dominion Bank, Sub. Note, 7.875%, 8/15/2004                                        4,088,960
             Total                                                                                     20,073,207
             BEVERAGE & TOBACCO--1.4%

   3,000,000 Philip Morris Cos., Inc., Deb., 6.00%, 11/15/1999                                          3,025,980
             CREDIT CARD--12.4%
   3,000,000 American Express Credit Account Master Trust 1997-1, Class A, 6.40%, 4/15/2005             3,136,860
   3,000,000 Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust

             Series 1996-A, Class A1, 6.25%, 12/1/2003                                                  2,985,000
   5,000,000 Bridgestone/Firestone Master Trust 1996-1, Class B, 6.49%, 7/1/2003                        5,100,700
   2,000,000 Chemical Master Credit Card Trust I 1995-3, Class A, 6.23%, 4/15/2005                      2,073,596

FEDERATED SHORT-TERM INCOME FUND

PRINCIPAL

 AMOUNT                                                                                                   VALUE
CORPORATE BONDS/ASSET-BACKED SECURITIES--CONTINUED

             CREDIT CARD--CONTINUED

$    230,000 Circuit City Credit Card Master Trust 1995-1, Class A, 6.375%, 8/15/2005               $     235,099
   4,050,000 Household Affinity Credit Card Master Trust 1993-1, Class B, 5.30%, 9/15/2000              4,047,894
   1,590,000 Household Affinity Credit Card Master Trust I 1993-2, Class A, 5.60%, 5/15/2002            1,605,503
   3,000,000 Providian Master Trust 1997-4, Class B, 6.45%, 6/15/2007                                   3,115,601
   2,800,000 Spiegel Master Trust 1994-B, Class A, 8.15%, 6/15/2004                                     2,884,028
   1,000,000 Standard Credit Card Master Trust 1994-4, Class A, 8.25%, 11/7/2003                        1,084,090
             Total                                                                                     26,268,371
             FINANCIAL INTERMEDIARIES--2.1%

   2,400,000 Lehman Brothers Holdings, Inc., Note, 6.125%, 7/15/2003                                    2,333,832
   2,000,000 Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003                                          2,028,080
             Total                                                                                      4,361,912
             HOME EQUITY LOAN--5.5%

   2,000,000 (b)125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029                           1,930,000
     863,817 AFC Home Equity Loan Trust 1992-3, Class A, 7.05%, 8/15/2007                                 862,513
   1,668,233 Advanta Home Equity Loan Trust 1992-1, Class A, 7.875%, 9/25/2008                          1,719,945
   1,361,558 CWABS Asset Backed Certificates 1996-1, Class A-2, 6.525%, 2/25/2014                       1,379,517
   3,320,000 ContiMortgage Home Equity Loan Trust 1997-3, Class A5, 7.01%, 8/15/2013                    3,361,002
     135,223 GE Capital Home Equity Loan Trust 1991-1, Class A, 7.20%, 9/15/2011                          137,179
   2,363,000 New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028                   2,332,730
             Total                                                                                     11,722,886
             MANUFACTURED HOUSING--5.0%

   2,164,560 Associates Manufactured Housing Certificates 1996-2, Class A-2, 6.05%, 6/15/2027           2,175,945
   2,629,750 Associates Manufactured Housing Certificates 1996-1, Class A2, 6.70%, 3/15/2027            2,648,040
   4,000,000 Green Tree Financial Corp. 1993-2, Class A4, 6.90%, 7/15/2018                              4,179,760
   1,115,980 Merrill Lynch Mortgage Investors, Inc. 1991-I, Class A, 7.65%, 1/15/2012                   1,181,633
     310,480 Merrill Lynch Mortgage Investors, Inc. 1992-B, Class B, 8.50%, 4/15/2012                     315,023
             Total                                                                                     10,500,401
             OTHER-ASSET BACKED--2.9%

   1,102,077 (b)Bosque Asset Corp., 7.66%, 6/5/2002                                                     1,103,278
   3,000,000 California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1,

             Class A-3, 6.17%, 3/25/2003                                                                3,043,830
     260,000 Copelco Capital Funding Corp. X 1997-A, Class A4, 6.47%, 4/20/2005                           265,344
   8,331,400 (b)FMAC Loan Receivables Trust 1997-A, Class A-X, 2.77%, 4/15/2019                         1,059,671

FEDERATED SHORT-TERM INCOME FUND

PRINCIPAL

 AMOUNT                                                                                                   VALUE
CORPORATE BONDS/ASSET-BACKED SECURITIES--CONTINUED

             OTHER-ASSET BACKED--CONTINUED

$    678,784 NationsCredit Grantor Trust 1997-1, Class A, 6.75%, 8/15/2013                          $     694,606
             Total                                                                                      6,166,729
             STATE/PROVINCIAL--2.6%

   5,000,000 Province of Manitoba, 9.50%, 10/1/2000                                                     5,419,550
             SUPRANATIONAL--0.8%

   1,700,000 Corp Andina De Fomento, Bond, 7.10%, 2/1/2003                                              1,655,426
             TELECOMMUNICATIONS & CELLULAR--3.0%
   2,000,000 British Telecommunication PLC, 9.625%, 2/15/2019                                           2,119,020
   1,000,000 (b)PanAmSat Corp., Note, 6.00%, 1/15/2003                                                  1,004,760
   3,000,000 Southwestern Bell Capital Corp., Note, 8.81%, 12/16/2004                                   3,177,210
             Total                                                                                      6,300,990

             UTILITIES--1.7%

   2,000,000 Pennsylvania Power & Light Co., 9.25%, 10/1/2019                                           2,148,480
   1,300,000 Philadelphia Electric Co., 8.625%, 6/1/2022                                                1,375,049
             Total                                                                                      3,523,529
             TOTAL CORPORATE BONDS/ ASSET-BACKED SECURITIES (IDENTIFIED COST $121,620,729)            122,513,124
MORTGAGE-BACKED SECURITIES --34.9%

             COMMERCIAL MORTGAGE-BACKED SECURITIES--2.6%

   8,871,578 First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Series 1997C1,

             Class IO, 1.307%, 4/18/2027                                                                  598,831
   4,000,000 (b)K Mart CMBS Financing, Inc Series 1997-1, Class C, 3/1/2007                             3,995,780
   1,000,000 (b)Nomura Depositor Trust Commercial Mortgage Pass-Thru 1998-ST I, Series 1998-STI,
             Class A-3, 6.17766%, 2/15/2034                                                               958,750
             Total                                                                                      5,553,361

             NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES--26.9%

     748,457 (b)Bayview Financial Acquisition Trust 1998-1, Series 1998-1, Class MF2, 6.49844%,
             6/25/2028                                                                                    719,806
   3,000,000 Countrywide Home Loans 1997-5, Series 1997-5, Class A-3, 7.50%, 9/25/2027                  3,021,446
   3,625,000 Countrywide Home Loans 1997-6, Series 1997-6, Class A1, 6.75%, 11/25/2027                  3,686,299
       1,548 GE Capital Mortgage Services, Inc. 1995-7, Class A-1, 7.50%, 9/25/2025                         1,548
   4,392,635 GE Capital Mortgage Services, Inc. 1996-3, Series 1996-3, Class A1, 7.00%, 3/25/2026       4,442,931
     894,342 GE Capital Mortgage Services, Inc. 1997-6, Series 1998-11, Class 1A1, 6.75%, 6/25/2028       898,697
   4,656,578 (b)C-BASS ABS, LLC Series 1997-1, Class A-1, 2/1/2017                                      4,679,861


FEDERATED SHORT-TERM INCOME FUND

PRINCIPAL

 AMOUNT                                                                                                   VALUE
MORTGAGE-BACKED SECURITIES --CONTINUED

              NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES--CONTINUED

$    970,368 (a)Glendale Federal Bank 1988-1, Series 1988-1, Class A, 7.24856%, 11/25/2027          $     968,073
   7,406,947 (a)Greenwich Capital Acceptance 1994-B, Series 1994-B, 7.72%, 7/1/2018                     7,427,760
   2,211,542 (a)Greenwich Capital Acceptance 1991-4, Series 1991-4, 8.4782%, 7/1/2019                   2,212,935
   2,288,607 (a)Greenwich Capital Acceptance 1993-AFCI, Series 1993-AF1, Class B1,
              7.6177%, 8/25/2023                                                                        2,295,038
   1,747,726 (a)Greenwich Capital Acceptance 1993-LB2, Series 1993-LB2, Class A1, 7.92%, 8/25/2023      1,759,750
     900,570 Greenwich Capital Acceptance 1993-LB3, Series 1993-LB3, Class A1, 7.68%, 1/25/2024           902,821
     281,961 Long Beach Federal Savings Bank 1992-3, Series 1992-3, Class A, 9.60%, 6/15/2022             283,901
   2,241,930 Prudential Home Mortgage Securities 1992-5, Series 1992-5, Class A-6, 7.50%, 4/25/2007     2,309,098
   1,003,882 Prudential Home Mortgage Securities, Inc. 1992-32, Class A-6, 7.50%, 10/25/2022            1,007,817
   5,638,465 Residential Accredit Loans, Inc. 1996-QS8, Series 1996-QS8, Class A3, 7.05%,

             12/25/2026                                                                                 5,655,352
   2,850,000 Residential Accredit Loans, Inc. 1997-QS2, Class A3, 7.25%, 3/25/2027                      2,852,497
   3,859,214 Residential Asset Securitization Trust 1997-A2, Series 1997-A2, Class A3, 9.00%,
             4/25/2027                                                                                  4,001,735
   7,500,000 Residential Asset Securitization Trust 1997-A7, Series 1997-A7, Class A5, 7.50%,
             9/25/2027                                                                                  7,600,725
             Total                                                                                     56,728,090

             GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES--5.4%

   2,000,000 FHLBS, Sr. Note, 5.80%, 9/2/2008                                                           2,082,020
   2,079,479 GNMA, Pool 354754, 7.50%, 2/15/2024                                                        2,143,152
   6,052,421 GNMA, Pool 780360, 11.00%, 9/15/2015                                                       6,774,959
  41,433,791 Vendee Mortgage Trust 1995-1C, Series 1995-1C, Class 3IO, .2925%, 2/15/2025                  194,324
             Total                                                                                     11,194,455
             TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $73,633,280)                            73,475,906
U.S. TREASURY NOTES--6.2%

   2,000,000 5.375%, 6/30/2003                                                                          2,089,540
     500,000 5.625%, 5/15/2008                                                                            538,750
   6,000,000 5.75%, 11/15/2000                                                                          6,167,940
   1,000,000 5.875%, 9/30/2002                                                                          1,052,720
   2,935,000 6.625%, 5/15/2007                                                                          3,330,198
             TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $12,852,728)                                   13,179,148

FEDERATED SHORT-TERM INCOME FUND

PRINCIPAL

 AMOUNT                                                                                                   VALUE
(C)REPURCHASE AGREEMENT--1.0%
$  2,055,000 Westdeutsche Landesbank Girozentrale, 5.42%, dated 10/30/1998, due 11/2/1998
             (AT AMORTIZED COST)                                                                    $   2,055,000
             TOTAL INVESTMENTS (IDENTIFIED COST $210,161,737)(D)                                    $ 211,223,178

 (a) Denotes variable rate and floating rate obligations for which the current rate is shown.

 (b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $18,455,275 which represents 8.73% of net assets.

 (c) The repurchase agreement is fully collateralized by U.S. government and/ or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

 (d) The cost of investments for federal tax purposes amounts to $210,161,737. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $1,061,441 which is comprised of $2,559,191 appreciation and $1,497,750 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($211,301,307) at October 31, 1998.
The following acronyms are used throughout this portfolio:
IO --Interest Only
LLC--Limited Liability Corporation
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements) STATEMENT OF ASSETS AND LIABILITIES

FEDERATED SHORT-TERM INCOME FUND
OCTOBER 31, 1998 (UNAUDITED)


ASSETS:
Total investments in securities, at value (identified and tax cost $210,161,737)            $211,223,178
Income Receivable                                                                              3,755,457
Receivable for investments sold                                                                  118,827
Receivable for shares sold                                                                       137,023
Total assets                                                                                 215,234,485
LIABILITIES:

Payable for investments purchased                                                $  892,972
Payable for shares redeemed                                                          67,740
Income distribution payable                                                       1,042,341
Payable to Bank                                                                   1,907,682
Accrued expenses                                                                     22,443
Total liabilities                                                                              3,933,178
NET ASSETS for 24,133,987 shares outstanding                                                $211,301,307
NET ASSETS CONSIST OF:
Paid in capital                                                                             $235,209,574
Net unrealized appreciation of investments                                                     1,061,441
Accumulated net realized loss on investments                                                 (24,687,678)
Distributions in excess of net investment income                                                (282,030)
Total net assets                                                                            $211,301,307
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$191,929,845 / 21,921,525 shares outstanding                                                       $8.76
INSTITUTIONAL SERVICE SHARES:
$19,371,462 / 2,212,462 shares outstanding                                                         $8.76

(See Notes which are an integral part of the Financial Statements) STATEMENT OF OPERATIONS
FEDERATED SHORT-TERM INCOME FUND
SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                               $7,029,129
EXPENSES:
Investment advisory fee                                                     $ 430,962
Administrative personnel and services fee                                      81,236
Custodian fees                                                                  7,229
Transfer and dividend disbursing agent fees and expenses                       32,643
Directors'/Trustees' fees                                                       2,169
Auditing fees                                                                   8,830
Legal fees                                                                      2,268
Portfolio accounting fees                                                      38,899
Distribution services fee--Institutional Service Shares                        20,707
Shareholder services fee--Institutional Shares                                248,645
Shareholder services fee--Institutional Service Shares                         20,707
Share registration costs                                                       16,399
Printing and postage                                                           12,432
Insurance premiums                                                              2,018
Miscellaneous                                                                   5,880
Total expenses                                                                931,024
Waivers--
Waiver of investment advisory fee                                $ (32,879)
Waiver of distribution services fee--Institutional Service
Shares                                                             (19,879)
Waiver of shareholder services fee--Institutional Shares          (248,645)
Waiver of shareholder services fee--Institutional Service Shares      (828)
Total waivers                                                                (302,231)
Net expenses                                                                              628,793
Net investment income                                                                   6,400,336
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                           49,186
Net change in unrealized appreciation of investments                                      265,989
Net realized and unrealized gain on investments                                           315,175
Change in net assets resulting from operations                                         $6,715,511

(See Notes which are an integral part of the Financial Statements) STATEMENT OF CHANGES IN NET ASSETS
FEDERATED SHORT-TERM INCOME FUND

                                                                                       SIX MONTHS

                                                                                          ENDED

                                                                                       OCTOBER 31,   YEAR ENDED
                                                                                          1998         APRIL 30,

                                                                                       (UNAUDITED)       1998

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS--

Net investment income                                                                 $  6,400,336  $  12,944,733
Net realized gain (loss) on investments ($49,186 and $696,886, respectively, as
computed for federal tax purposes)                                                          49,186       (447,608)
Net change in unrealized appreciation                                                      265,989      1,977,389
Change in net assets resulting from operations                                           6,715,511     14,474,514
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income

Institutional Shares                                                                    (5,948,060)   (12,014,535)
Institutional Service Shares                                                              (474,865)      (960,510)
Change in net assets resulting from distributions to shareholders                       (6,422,925)   (12,975,045)
SHARE TRANSACTIONS--

Proceeds from sale of shares                                                            62,765,013     86,943,198
Net asset value of shares issued to shareholders in payment of distributions declared    1,712,950      3,931,188
Cost of shares redeemed                                                                (65,861,664)  (112,005,010)
Change in net assets resulting from share transactions                                  (1,383,701)   (21,130,624)
Change in net assets                                                                    (1,091,115)   (19,631,155)
NET ASSETS:

Beginning of period                                                                    212,392,422    232,023,577
End of period                                                                         $211,301,307  $ 212,392,422

(See Notes which are an integral part of the Financial Statements) FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

FEDERATED SHORT-TERM INCOME FUND
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                         SIX MONTHS

                                                           ENDED
                                                        OCTOBER 31,

                                                           1998                  YEAR ENDED APRIL 30,
                                                        (UNAUDITED)   1998      1997      1996      1995      1994

NET ASSET VALUE, BEGINNING OF PERIOD                      $ 8.74     $ 8.68    $ 8.68    $ 8.61    $ 8.85    $ 9.17
INCOME FROM INVESTMENT OPERATIONS

Net investment income                                       0.26       0.52      0.54      0.57      0.54      0.51
Net realized and unrealized gain (loss) on investments      0.02       0.06      0.01      0.07     (0.24)    (0.32)
Total from investment operations                            0.28       0.58      0.55      0.64      0.30      0.19
LESS DISTRIBUTIONS

Distributions from net investment income                   (0.26)     (0.52)    (0.54)    (0.57)    (0.54)    (0.51)
Distributions in excess of net investment income(a)           --         --     (0.01)       --        --        --
Total distributions                                        (0.26)     (0.52)    (0.55)    (0.57)    (0.54)    (0.51)
NET ASSET VALUE, END OF PERIOD                            $ 8.76     $ 8.74    $ 8.68    $ 8.68    $ 8.61    $ 8.85
TOTAL RETURN(B)                                             3.29%      6.88%     6.53%     7.51%     3.55%     2.04%
RATIOS TO AVERAGE NET ASSETS

Expenses                                                    0.56%*     0.56%     0.56%     0.56%     0.56%     0.56%
Net investment income                                       5.96%*     5.96%     6.21%     6.43%     6.22%     5.55%
Expense waiver/reimbursement(c)                             0.28%*     0.28%     0.28%     0.29%     0.03%     0.08%
SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $191,930   $197,610  $214,438  $216,675  $219,649  $353,106
Portfolio turnover                                            26%        49%       55%       77%       38%       44%

 * Computed on an annualized basis.

 (a) Distributions in excess of net investment income for the years ended April 30, 1997, 1992, and 1991, were a result of certain book and tax timing services. These distributions did not represent a return of capital for federal income tax purposes for the years ended April 30, 1997, 1992, and 1991.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
FEDERATED SHORT-TERM INCOME FUND
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                       SIX MONTHS

                                                          ENDED
                                                       OCTOBER 31,

                                                          1998               YEAR ENDED APRIL 30,
                                                       (UNAUDITED)   1998     1997     1996     1995     1994

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 8.74     $ 8.68   $ 8.68   $ 8.61   $ 8.85   $ 9.17
INCOME FROM INVESTMENT OPERATIONS

Net investment income                                     0.25       0.50     0.53     0.54     0.52     0.48
Net realized and unrealized gain (loss)
on investments                                            0.02       0.06       --     0.07    (0.24)   (0.32)
Total from investment operations                          0.27       0.56     0.53     0.61     0.28     0.16
LESS DISTRIBUTIONS

Distributions from net investment income                 (0.25)     (0.50)   (0.53)   (0.54)   (0.52)   (0.48)
NET ASSET VALUE, END OF PERIOD                          $ 8.76     $ 8.74   $ 8.68   $ 8.68   $ 8.61   $ 8.85
TOTAL RETURN(A)                                           3.16%      6.61%    6.27%    7.25%    3.29%    1.78%
RATIOS TO AVERAGE NET ASSETS

Expenses                                                  0.81%*     0.81%    0.81%    0.81%    0.81%    0.81%
Net investment income                                     5.71%*     5.73%    5.96%    6.17%    5.90%    5.30%
Expense waiver/reimbursement(b)                           0.28%*     0.28%    0.28%    0.29%    0.27%    0.13%
SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                $19,371    $14,783  $17,586  $16,346  $17,091  $39,649
Portfolio turnover                                          26%        49%      55%      77%      38%      44%

 * Computed on an annualized basis.

 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS
FEDERATED SHORT-TERM INCOME FUND

OCTOBER 31, 1998 (UNAUDITED)

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At April 30, 1998, the Fund, for federal tax purposes, had a capital loss carryforward, as noted below, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.
Pursuant to the Code, such capital loss carryforward will expire as follows:
EXPIRATION YEAR     EXPIRATION AMOUNT

     1999              $ 1,132,354
     2000                4,105,766
     2002                  669,532
     2003                5,572,713
     2004               10,784,773
     2005                1,566,031
     2006                  696,886

Additionally, net capital losses of $208,810 attributable to security transactions incurred after October 31, 1997, are treated as arising on the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.
Additional information on each restricted security held at October 31, 1998 is as follows:

SECURITY                                   ACQUISITION DATE     ACQUISITION COST
125 Home Loan Owner Trust 1998-1A                7/30/1998          $1,999,062
Bayview Financial Acquisition Trust        5/14/1998-10/25/1998        748,457
Bosque Asset Corp.                          6/19/1997-10/5/1998      1,106,210
C-BASS ABS, LLC Series 1997-1              2/25/1997-10/28/1998      4,675,495
FMAC Loan Receivables Trust 1997-A         6/16/1997-10/30/1998      1,227,367
KeyCorp, Series A                                5/27/1997           2,997,248
K Mart CMBS Financing, Inc., Series 1997-1       2/27/1997           4,000,000
Nomura Depositor Trust                            2/3/1998           1,000,000
PanAmSat Corp.                                   8/19/1998             999,386

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.
Transactions in shares were as follows:

                                                                         SIX MONTHS

                                                                            ENDED                     YEAR ENDED
                                                                       OCTOBER 31, 1998            APRIL 30,  1998

INSTITUTIONAL SHARES                                                 SHARES        AMOUNT       SHARES          AMOUNT
Shares sold                                                         5,913,133  $ 51,856,969    8,961,823   $  78,330,489
Shares issued to shareholders in payment of distributions declared    173,025     1,515,725      396,037       3,459,922
Shares redeemed                                                    (6,769,670)  (59,324,479) (11,445,782)   (100,001,871)
Net change resulting from Institutional Share transactions           (683,512) $ (5,951,785)  (2,087,922)  $ (18,211,460)


                                                                         SIX MONTHS

                                                                            ENDED                     YEAR ENDED
                                                                       OCTOBER 31, 1998            APRIL 30,  1998

INSTITUTIONAL SERVICE SHARES                                         SHARES        AMOUNT       SHARES          AMOUNT
Shares sold                                                         1,245,783  $ 10,908,044      985,377   $   8,612,709
Shares issued to shareholders in payment of distributions declared     22,498       197,225       53,929         471,266
Shares redeemed                                                      (746,900)   (6,537,185)  (1,373,242)    (12,003,139)
Net change resulting from Institutional Service Share transactions    521,381  $  4,568,084     (333,936)  $  (2,919,164)
Net change resulting from Share transactions                         (162,131) $ (1,383,701)  (2,421,858)  $ (21,130,624)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1998, were as follows:

PURCHASES         $58,881,336
SALES             $53,160,905

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.

Nicholas P. Constantakis
William J. Copeland
James E. Dowd, Esq.
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr., Esq.
Peter E. Madden

John E. Murray, Jr., J.D., S.J.D.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Anthony R. Bosch
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated Investors

Federated Short-Term Income Fund

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

OCTOBER 31, 1998

[GRAPHIC]

Federated Securites Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com
Cusip 31420C209

Cusip 31420C308
8112901 (12/98)